December 31, 2002

[graphic of chart]

[graphic of starfish]

American Century Variable Portfolios

Annual Report

[graphic of covered bridge]

VP Prime Money Market

[american century logo and text logo (reg. sm)]

Statement of Net Assets

DECEMBER 31, 2002

ASSETS

Investment security ($100,000 principal amount,
U.S. Treasury Bills, 1.14%, 1/23/03)(1) at value
(amortized cost and cost for federal income tax purposes)
                                                                    $    99,933
-----------------------------------------------------------------
Cash                                                                      4,714
--------------------------------------------------------------------------------
                                                                        104,647
--------------------------------------------------------------------------------
LIABILITIES
Accrued management fees                                                      51
--------------------------------------------------------------------------------
NET ASSETS                                                             $104,596
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE
Authorized                                                           50,000,000
================================================================================
Outstanding                                                             104,596
================================================================================

NET ASSET VALUE PER SHARE                                                 $1.00
================================================================================

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                                $104,596
================================================================================

(1)  The rate for the U.S. Treasury Bill is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
INCOME:
--------------------------------------------------------------------
Interest                                                                 $1,611
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                             611
Amount waived                                                              (146)
--------------------------------------------------------------------------------
Net expenses                                                                465
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $1,146
================================================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2002 AND DECEMBER 31, 2001
---------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2002          2001
OPERATIONS
Net investment income                              $   1,146     $    3,450
---------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                            (1,146)        (3,450)
---------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                 --        100,000
----------------------------------------------------
Proceeds from reinvestment of distributions             4,596           --
---------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                              4,596       100,000
---------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                              4,596       100,000
NET ASSETS
Beginning of period                                   100,000            --
---------------------------------------------------------------------------
End of period                                        $104,596      $100,000
===========================================================================
TRANSACTIONS IN SHARES OF THE FUND
Sold                                                        --      100,000
----------------------------------------------------
Issued in reinvestment of distributions                 4,596           --
---------------------------------------------------------------------------
Net increase                                            4,596       100,000
===========================================================================

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2002

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Prime Money Market (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund seeks the highest level of current income consistent with preservation of capital. The fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. On December 26, 2000, the corporation sold
100,000 shares of the fund to American Century Investment Management, Inc.
(ACIM) and such shares' registration with the Securities and Exchange Commission became effective May 1, 2001. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.2570%
and 0.3700% and the rates for the Complex Fee range from 0.2900% and 0.3100%.
The management fee was voluntarily waived by ACIM from December 26, 2000 through
March 31, 2002.

For the year ended December 31, 2002, the effective annual management fee was
0.45%, had fees not been waived the effective annual mangement fee for the year ended December 31, 2002, would have been 0.59%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc., the parent of the corporation's investment manager,
ACIM, the distributor of the corporation, American Century Investment Services,
Inc., and the corporation's transfer agent, American Century Services
Corporation.

ACIM is the only shareholder invested in the fund. The original investment was made on December 26, 2000 and there has been no other activity in the fund other than reinvestment of distributions.

VP Prime - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31
--------------------------------------------------------------------------------

                                                             2002        2001
================================================================================

PER-SHARE DATA

Net Asset Value, Beginning of Period                        $1.00        $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income                                      0.01         0.03
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                                (0.01)       (0.03)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                              $1.00        $1.00
================================================================================
  TOTAL RETURN(1)                                            1.12%        3.45%
---------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets(2)         0.45%        0.00%
---------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets(2)      1.11%        3.45%
---------------------------------------------------------
Net Assets, End of Period (in thousands)                      $105         $100
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

(2) ACIM voluntarily waived the management fee of the fund from December 26, 2000 through March 31, 2002. Had the fees not been waived, the annualized ratio of operating expenses to average net assets would have been 0.59% for both periods and the annualized ratio of net investment income to average net assets would have been 0.97% and 2.86% for the years ended December 31, 2002 and December 31, 2001, respectively.

See Notes to Financial Statements.

Report of Independent Accountants

To the Directors of the American Century Variable Portfolios II, Inc.:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century VP Prime Money Market Fund (hereafter referred to as the
"Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for the two years then ended and the financial highlights for each of the two years ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management;
our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of
America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 14, 2003

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0302               American Century Investment Services, Inc.
SH-ANN-32891       (c)2003 American Century Services Corporation

[front cover]

December 31, 2002

American Century Variable Portfolios
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge over creek]

VP Inflation Protection

[american century logo and text logo (reg.sm)]

Statement of Net Assets

DECEMBER 31, 2002
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment security, ($3,000,000 principal amount,
Federal Home Loan Discount Note, 0.75%, 1/2/03)(1)                  $3,000,000
------------------------------------------------------------------
Cash                                                                       125
--------------------------------------------------------------------------------
                                                                     3,000,125
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees                                                     41
------------------------------------------------------------------
Dividends payable                                                           21
--------------------------------------------------------------------------------
                                                                            62
--------------------------------------------------------------------------------

NET ASSETS                                                          $3,000,063
--------------------------------------------------------------------------------

CAPITAL SHARES, $10.00 PAR VALUE
--------------------------------------------------------------------------------
Authorized--Class II                                                25,000,000
================================================================================
Outstanding--Class II                                                  300,000
================================================================================

NET ASSET VALUE PER SHARE                                               $10.00
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                     $3,000,000
------------------------------------------------------------------
Net unrealized appreciation on investments                                  63
--------------------------------------------------------------------------------
                                                                    $3,000,063
================================================================================

(1)  Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
     2

Statement of Operations

PERIOD ENDING DECEMBER 31, 2002(1)
--------------------------------------------------------------------------------

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------------
Interest                                                                   $62
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------------------------------
Management fees                                                             41
------------------------------------------------------------------
Distribution fees--Class II                                                 21
------------------------------------------------------------------
Amount waived                                                              (21)
--------------------------------------------------------------------------------
                                                                            41
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       21
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS                        63
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $84
================================================================================

(1)  December 31, 2002 is the inception of the fund.

See Notes to Financial Statements.

                                                                          ------
                                                                          3

Statement of Changes in Net Assets

PERIOD ENDED DECEMBER 31, 2002(1)

INCREASE IN NET ASSETS
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                               $       21
------------------------------------------------------------------
Change in net unrealized appreciation on investments                        63
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        84
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income Class II                                        (21)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Sold                                                                 3,000,000
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                           3,000,063
--------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                                         --
--------------------------------------------------------------------------------
End of period                                                       $3,000,063
================================================================================

(1)  December 31, 2002 is the inception of the fund.

See Notes to Financial Statements.

------
     4

Notes to Financial Statements

DECEMBER 31, 2002

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Inflation Protection Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II shares.
The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the Class II shares commenced on December 31, 2002. Sale of the Class I shares had not commenced as of December 31, 2002. Class I is authorized to issue 25,000,000 shares.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the fund are declared daily and distributed monthly. Distributions from net realized gains for the fund, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

                                                                          ------
                                                                          5

Notes to Financial Statements

DECEMBER 31, 2002

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM.

The rates for the Investment Category Fee for the fund range from 0.1625% to
0.2800%. The rates for the Complex Fee for the fund ranges from 0.2900% to
0.3100%.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of Class
II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the ended December 31, 2002, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

------
     6

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      CLASS II
--------------------------------------------------------------------------------
                                                                       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------------
  Net Investment Income                                                  --(2)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------------
  From Net Investment Income                                             --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.00
================================================================================
  TOTAL RETURN(3)                                                        0.00%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                  0.50%(4)(5)
------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets               0.25%(4)(5)
------------------------------------------------------------------
Portfolio Turnover Rate                                                    0%
------------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $3,000
--------------------------------------------------------------------------------

(1)  For the one day period ended December 31, 2002 (inception).

(2)  Per share amount is less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  ACIM has waived the distribution fee. In absence of the waiver, the annualized ratios of operating expenses to average net assets and net investment income to average net assets would have been 0.75% and 0.00%, respectively.

See Notes to Financial Statements.

                                                                          ------
                                                                          7

Report of Independent Accountants

To the Directors of the American Century Variable Portfolios II, Inc.:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century VP Inflation Protection Fund (hereafter referred to as the
"Fund") at December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December
31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 14, 2003

------

Notes

                                                                          ------
                                                                          9

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------

0302                              American Century Investment Services, Inc.
SH-ANN-33310                      (c)2003 American Century Services Corporation